Capital Stock - Summary of Unvested Stock Options (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Feb. 26, 2011	Feb. 27, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number, Beginning Balance	3,618	4,610	9,023
Granted during the year, Number	5,288
Options Outstanding, Number, Ending Balance	7,260	4,610	9,023
Granted during the year, Weighted Average Grant Date Fair Value	$ 4.20
Unvested stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number, Beginning Balance	599
Granted during the year, Number	5,288
Vested during the year, Number	(339)
Options Forfeited during the year, Number	(361)
Options Outstanding, Number, Ending Balance	5,187
Weighted Average Grant Date Fair Value, Beginning Balance	$ 41.53
Granted during the year, Weighted Average Grant Date Fair Value	$ 4.20
Vested during the year, Weighted Average Grant Date Fair Value	$ 41.43
Forfeited during the year, Weighted Average Grant Date Fair Value	$ 23.68
Weighted Average Grant Date Fair Value, Ending Balance	$ 4.71